Leases - Schedule of Maturity of Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity of Operating Lease Liabilities [Abstract]
2025	$ 767,735
2026	750,548
2027	716,175
2028	110,428
Total lease payments	2,344,886
Less: imputed interest	(122,370)
Total lease liabilities	$ 2,222,516	$ 1,975,224